Investments	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Investments
9.	Investments

	2018			2017
	Current	Non Current	Total	Current	Non Current	Total
Time deposits	$531,002	$65,000	$596,002	$705,108	$65,953	$771,061
Bonds	35,895	74,367	110,262	—	—	—

	566,897	139,367	706,264	705,108	65,953	771,061
Allowance for expected credit losses	(697)	(521)	(1,218)	—	—	—

	$566,200	$138,846	$705,046	$705,108	$65,953	$771,061

Time deposits earned interest based on rates determined by the banks in which the instruments are held. The use of these instruments depends on the cash requirements of the Company. Time deposits denominated with a contractual maturity of less than 365 days, bear interest at rates ranging between 2.62% and 3.75% (2017: between 1.37% and 3.75%), and with a contractual maturity of more than 365 rate ranging between 3.35% and 4.38% (2017: between 3.20% and 3.75%).

During 2018, the Company acquired bonds with semiannual interest payment, the interest rates of these investments ranging between 2.53% and 3.32%.

All of the investment at amortized cost are denominated on U.S. dollar, as a result, there is no exposure to foreign currency risk. There is also no exposure to price risk as the investments will be held to maturity.

The information about the expected credit loss over these financial assets are disclosed in note 28.3.